Leader Capital Short Term High Yield Bond Fund

Schedule Of Investments (Unaudited)

April 30, 2025

Shares		Fair Value
	PREFERRED STOCK - 0.4%
	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
18,818	B Riley Financial, Inc. (a)(b)	$119,871
54,941	B Riley Financial, Inc. (a)(b)	382,389
		502,260

	TOTAL PREFERRED STOCK - (Cost $1,269,289)	502,260

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES - 90.4%
	COLLATERALIZED LOAN OBLIGATIONS - 90.4%
2,500,000	Allegro CLO X, LTD. (c)(d)	2019-1A	Class E	11.411	4/20/2032	2,455,685
4,900,000	Allegro CLO V-S, LTD. (c)(d)	2024-2A	Class E	11.775	7/24/2037	4,812,191
700,000	Ares CLO XLVIII, LTD. (c)(d)	2018-48	Class E	9.731	7/20/2030	690,231
1,275,000	Battalion CLO XV, LTD. (c)(d)	2020-15A	Class E	10.891	1/17/2033	1,214,102
2,500,000	Battalion CLO XXII, LTD. (c)(d)	2021-22A	Class E	11.481	1/20/2035	2,300,193
4,900,000	BlueMountain CLO 2015-4, LTD. (c)(d)	2015-4R	Class ER	10.481	4/20/2030	4,689,418
1,000,000	BlueMountain CLO 2018-2, LTD. (c)(d)	2018-2	Class E	10.635	8/15/2031	919,105
3,390,000	BlueMountain CLO XXIX, LTD. (c)(d)	2020-29A	Class ER	11.403	7/25/2034	3,274,729
3,000,000	Bryant Park Funding 2024-24, LTD. (c)(d)	2024-24	Class E	10.896	10/15/2037	2,985,702
1,450,000	Canyon Capital CLO 2014-1, LTD. (c)(d)	2014-1R	Class DR	10.049	1/30/2031	1,375,699
2,500,000	Canyon CLO 2018-1, LTD. (c)(d)	2018-1A	Class E	10.268	7/15/2031	2,468,246
3,500,000	Carlyle Global Market Strategies CLO 2016-3, LTD. (c)(d)	2016-3	Class ERR	11.531	7/20/2034	3,418,404
1,000,000	Cathedral Lake VIII,LTD (c)(d)	2021-8A	Class E	12.021	1/20/2035	975,653
1,000,000	Columbia Cent CLO 31, LTD. (c)(d)	2021-31A	Class E	11.081	4/20/2034	900,789
2,500,000	Columbia Cent CLO 33, LTD. (c)(d)	2024-33A	Class E	11.429	4/20/2037	2,455,358
5,081,500	Dryden 45 Senior Loan Fund (c)(d)	2016-45A	Class ER	10.368	10/15/2030	4,749,498
1,375,000	Dryden 42 Senior Loan Fund (c)(d)	2016-42A	Class ERR	10.756	7/15/2037	1,329,565
4,000,000	Dryden 95 CLO, LTD. (c)(d)	2021-95A	Class E	10.734	8/20/2034	3,854,971
500,000	Dryden 37 Senior Loan Fund (c)(d)	015-37R	Class ER	9.668	1/15/2031	470,213
1,650,000	Dryden 60 CLO, LTD. (c)(d)	2018-60A	Class E	10.118	7/15/2031	1,609,729
3,000,000	Dryden 97 CLO, LTD. (c)(d)	2022-97A	Class E	11.019	4/20/2035	2,886,326
2,000,000	Dryden 68 CLO, LTD. (c)(d)	2019-68A	Class ER	11.268	7/15/2035	1,928,233
2,000,000	Dryden 78 CLO, LTD. (c)(d)	2020-78A	Class ER	10.910	4/17/2037	1,963,063
1,000,000	1828 CLO, LTD. (c)(d)	2016-R	Class DR	11.108	10/15/2031	980,070
4,000,000	Elevation CLO 2021-12, LTD. (c)(d)	2021-12A	Class ER	11.749	4/20/2037	3,859,227
2,000,000	Fortress Credit BSL XIII, LTD. (c)(d)	2021-2A	Class E	11.441	7/10/2034	1,976,344
2,000,000	Gallatin CLO VIII 2017-1, LTD. (c)(d)	2017-1	Class ER	11.438	7/15/2031	1,886,891
1,000,000	HPS Loan Management 2021-16A, LTD. (c)(d)	2021-16A	Class E	11.041	1/23/2035	986,293
3,700,000	Invesco CLO 2022-1A, LTD. (c)(d)	2022-1A	Class E	10.569	4/20/2035	3,577,622
2,000,000	Jefferson Mill CLO, LTD. (c)(d)	2015-R	Class ER	10.981	10/20/2031	1,882,538
3,250,000	LCM XXXIV CLO, LTD. (c)(d)	2021-34A	Class E	11.071	10/20/2034	2,929,223
1,000,000	LCM XXXVII CLO, LTD. (c)(d)	2022-37A	Class E	11.886	4/15/2034	913,035
1,858,000	Marathon CLO XIII, LTD. (c)(d)	2019-1	Class A	11.498	4/15/2032	1,731,694
1,004,000	Marble Point CLO XXII, LTD. (c)(d)	2021-2	Class E	11.933	7/25/2034	949,241
2,000,000	Mountain View Funding CLO 2019-1A, LTD. (c)(d)	2019-1A	Class ER	11.878	10/15/2034	1,951,169
3,000,000	Mountain View CLO XV, LTD. (c)(d)	2019-2A	Class ER	12.326	7/15/2037	2,948,264
6,000,000	OZLM VI, LTD. (c)(d)	2018-6	Class DS	10.591	4/17/2031	5,415,653
1,500,000	OZLM XIX, LTD. (c)(d)	2017-19	Class DR	12.148	1/15/2035	1,463,537
6,000,000	Octagon Investment Partners 69, LTD. (c)(d)	2024-3A	Class E	10.175	7/24/2037	6,005,664
4,000,000	Octagon Investment Partners 50 (c)(d)	2020-4A	Class A	11.318	1/15/2035	3,834,739
2,000,000	Orion CLO 2024-3, LTD. (c)(d)	2024-3A	Class E	10.582	7/25/2037	1,990,581
2,000,000	PPM CLO 3, LTD. (c)(d)	2019-3	Class A	11.151	7/17/2034	1,767,536
2,000,000	PPM CLO 5, LTD. (c)(d)	2021-5A	Class E	5.250	10/18/2034	1,852,524
4,000,000	Parallel CLO LTD. (c)(d)	2021-1A	Class E	6.000	10/20/2034	3,904,051
1,000,000	Park Avenue Institutional Advisers CLO 2022-1, LTD. (c)(d)	2022-1A	Class D	3.688	4/20/2035	974,855
2,000,000	Sixth Street CLO XXVI, LTD. (c)(d)	2024-26A	Class E	3.768	10/18/2124	1,959,753
2,000,000	Sound Point CLO XXV, LTD. (c)(d)	2019-25R	Class ER	5.234	4/25/2033	1,842,941
500,000	Symphony CLO XVI, LTD. (c)(d)	2015-16R	Class ER	10.618	10/15/2031	463,538
1,100,000	Wind River 2018-2 CLO, LTD. (c)(d)	2018-2	Class E	10.268	7/15/2030	1,093,127
1,750,000	Trinitas CLO XI, LTD. (c)(d)	2019-11A	Class ER	11.788	7/15/2034	1,621,120
500,000	Voya CLO 2019-2, LTD. (c)(d)	2019-2A	Class E	11.131	7/20/2032	457,025
2,000,000	Voya CLO 2020-1, LTD. (c)(d)	2020-1A	Class ER	10.872	7/16/2034	1,812,263
1,500,000	Wellfleet CLO X, LTD. (c)(d)	2019-XA	Class D-R	11.141	7/20/2032	1,449,658
1,500,000	Wind River 2016-1K CLO, LTD. (c)(d)	2016-1K	Class ER	11.868	10/15/2034	1,327,026
2,000,000	Wind River 2017-1 CLO, LTD. (c)(d)	2017-1A	Class ER	11.591	4/18/2036	1,942,835
2,000,000	KKR CLO 17, LTD. (c)(d)	2017	Class ER	11.954	4/15/2034	1,933,728

	COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.4%
5,000,000	HONO 2021-LULU Mortgage Trust (c)(d)	2021-LULU	Class C	8.836	12/15/2036	4,770,623

	TOTAL ASSET BACKED SECURITIES - (Cost $128,986,442)					128,181,489

Leader Capital Short Term High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 3.5%
	FINANCIALS - 3.5%
5,250,000	New York Community Bancorp, Inc. (c)		7.343	11/6/2028	$4,946,298
2,000,000	VTB Bank PJSC Via Eurasia DAC (d)(e)(f)	H15T10Y + 8.067%	11.577	Perpetual	-

	TOTAL CORPORATE BONDS - (Cost $6,652,452)				4,946,298

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES - 0.3%
	SOVEREIGN - 0.3%
336,515	Ukraine Government International Bond (d)(f)(g)	1.750	2/1/2029	204,854
144,220	Ukraine Government International Bond (d)(f)(g)	1.750	2/1/2034	71,749
26,260	Ukraine Government International Bond (d)(f)(g)(h)	0.000	2/1/2030	12,900
98,130	Ukraine Government International Bond (d)(f)(g)(h)	0.000	2/1/2034	37,167
82,926	Ukraine Government International Bond (d)(f)(g)(h)	0.000	2/1/2035	42,085
69,105	Ukraine Government International Bond (d)(f)(g)(h)	0.000	2/1/2036	34,639
				403,394

	TOTAL NON U.S. GOVERNMENT & AGENCIES - (Cost $960,718)			403,394

Principal Amount ($)		Coupon Rate (%)	Fair Value
	SHORT TERM INVESTMESTS - 8.3%
	MONEY MARKET FUNDS - 8.3%
11,775,018	First American Government Obligations Fund, Class X (i)	4.275	11,775,018

	TOTAL SHORT TERM INVESTMESTS - (Cost $11,775,018)		11,775,018

	TOTAL INVESTMENTS - 102.9% - (Cost $149,643,918)		145,808,459
	LIABILITIES IN EXCESS OF OTHER ASSETS - -2.9%		(4,065,556)
	NET ASSETS - 100.0%		$141,742,903

LTD - Limited Company

PJSC - Public Joint-Stock Company

DAC - Designated Activity Company

H15T10Y - U.S. Treasury Yield Curve Rate T Note 10 Year Constant Maturity

(a)	Rate shown represents the dividend rate as of April 30, 2025.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer at any time.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is $128,584,883 or 90.7% of net assets.
(e)	The Liquidity Administrator has determined that these securities are illiquid. As of April 30, 2025, these securities amounted to $0 or 0.0% of net assets.
(f)	Variable rate security; the rate shown represents the rate as of April 30, 2025.
(g)	Ukraine won approval for a debt-payment freeze from the holders of its international bonds to defer coupon and principal payments until a future date.
(h)	Non-income producing security.
(i)	Rate disclosed is the seven day effective yield as of April 30, 2025.